Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

CORRESPONDENCE FILING
July 12, 2022
Ms. Sally Samuel, Branch Chief
Securities and Exchange Commission
Division of Investment Management, Disclosure Review
Office 100 F Street NE
Washington, DC 20549-8626
Re:	Pre-Effective Amendment No. 1 to the Form S-1 and Form N-4 Registration Statements, Submitted June 8, 2022, File Nos. 333-259863, 333-259866 and 811-05716 (Index Advantage® New York Variable Annuity)
Ms. Samuel:
We received comments from you June 27, 2022, with respect to Registrants’ above referenced Pre-Effective Amendment No. 1 to the Form S-1 and Form N-4 Registration Statements filed on June 8, 2022. This correspondence responds to your comments. We will make conforming changes to the prospectus in both the Form S-1 and Form N-4 Registration Statements. A courtesy copy of this correspondence, along with a blackline showing the proposed prospectus changes, will be forwarded to you by email.
June 27, 2022 PROSPECTUS COMMENTS
I. PROSPECTUS
COVER PAGE (Page 1)
1.	Please add the following disclosure to the cover page:
•	State that the Contract offers Index Options and generally describe the Index Options
•	Key risks relating to:
•	risk of loss of principal with Index Options for early withdrawals before the Term End Date
•	The Daily Adjustment
•
That Index Options can be made temporarily unavailable after the 6th Index Year, identify which Index Options cannot be made temporarily unavailable, and include the disclosure currently located beginning at the bottom of page 23.

Please do not include the charts on the cover page.
Response: Revised as requested.

2.	In the fourth paragraph on the first page of the prospectus, please delete “including material state variations.”
Response: Revised as requested.
3.	Throughout the prospectus please clarify that this product is only offered in New York.
Response: Revised as requested.
4.	On page 1 in the seventh paragraph relating to cancellation of the Contract, please expand this disclosure to cover IRAs (greater of Contract Value or Total Purchase Payments).
Response: Revised as requested.
GLOSSARY (Pages 6-9)
5.	Index Option: Please clarify that the definition of Index Option includes the Buffer amount for all Index Options and not just 3-year Term Index Options.
Response: Revised as requested.
6.	Performance Credit: Please revise the second sentence of the definition of Performance Credit to clarify the Cap applies to positive returns.
Response: Revised as requested.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Pages 10-13)
7.	Please remove the last two sentences under Charges for Early Withdrawals on page 10.
Response: Revised as requested.
8.
Under Ongoing Fees and Expenses on page 10, please add to the Minimum and Maximum Base Contract Annual Fee the estimated contract maintenance charge (administrative expense) based on expected sales for the new contract, and revise footnote 1 to reflect this.

Response: Revised as requested.
9.	Under Ongoing Fees and Expenses on page 10, in the text preceding the Lowest and Highest Annual Cost table, please italicize "each year."
Response: Revised as requested.
10.	In the fifth bullet under Not a Short-Term Investment on page 11, please replace the text after the second sentence with a cross reference where this information can be found in the prospectus.
Response: Revised as requested.

11.	In the third bullet under Investments on page 12, please replace the text after the first sentence with a cross reference where this information can be found in the prospectus.
Response: Revised as requested.
12.	In the sixth bullet under Investments on page 12, please delete the second sentence.
Response: Revised as requested.
13.	In the seventh bullet under Investments on page 12, please delete the second sentence.
Response: Revised as requested.
14.
In the seventh bullet under Investments on page 12, please clarify how you determine whether an Index Option becomes temporarily unavailable, such as whether this requires a filing with the state of New York, or whether this is potentially permanent, and describe situations that would cause the Company to be "unable to support its minimum Cap."

Response: We revised the text to indicate that such unavailability can last as long as we are unable to support the minimum Cap due to yield on investments or the availability or cost of hedging, which are the permissible reasons in the proposed New York regulation. We note that New York does not require a filing for this purpose and also that, while such temporary unavailability may last more than one year, it cannot be permanent.
15.	In the seventh bullet under Investments on page 12, please delete “close Index Options” if not accurate.
Response: Revised as requested.
16.	Please move the eighth bullet under Investments on page 12 to be within the Not a Short-Term Investment row within the Risks section of the KIT on page 11.
Response: Revised as requested.
OVERVIEW OF THE CONTRACT (Pages 14-15)
What is the Purpose of the Contract?
17.	Please revise the third sentence in the second paragraph on page 14 to add the word “not,” as follows: “withdrawals that will not be subject to withdrawal charges or Daily Adjustments.”
Response: Revised as requested.
What are phases of the Contract?
18.	Please add in this section the Index Options chart with Buffers and minimum Caps that previously was on the Cover Page.
Response: Revised as requested.

19.	Please add the full name of Appendix D in the cross reference under the Variable Option sub-bullet on page 15.
Response: Revised as requested.
20.	In the last sentence under the Deduction of Financial Adviser Fees bullet on page 15, replace “compared to” with “rather than from.” Please make this change throughout the prospectus as appropriate.
Response: Revised as requested.
RISK FACTORS (Pages 17-25)
Liquidity Risks (Pages 17-18)
21.
Please clarify in the fifth paragraph on page 18 that this is after a Performance Lock has been executed and that only in that circumstance can an Owner transfer out of a multi-year Term Index Option before the Term End Date.

Response: Revised as requested.
Risks of Negative Returns (Pages 19-20)
22.	Please revise in plain English the last sentence of the last bullet point at the top of page 20 that begins with "For the Index Performance Strategy with… ."
Response: Revised as requested.
23.	Please revise in plain English the second sentence of the paragraph under the bullet list at the top of page 20 that begins with "The impact of the Cap and Buffer... ."
Response: Revised as requested.
Risks Associated with Performance Locks (Page 21)
24.	In the first bullet on page 21, should “for the remainder of the Index Year” in the first sentence instead be "for the remainder of the Term"?
Response: Confirmed. Revised as requested.
25.
In the first bullet at the top of page 21, please add the following to the end of the second sentence: "in which you execute a Performance Lock, and you will start a new Index Option on the next Index Anniversary that occurs on or immediately after the Lock Date."

Response: Revised as requested.

Substitution of an Index (Page 21)
26.	Please delete “replacing or” from the second sentence of the first paragraph of this section.
Response: Revised as requested.
27.	In the first sentence of the second paragraph, please revise the parenthetical language to refer to New York specifically.
Response: Revised as requested.
28.	Please revise the second sentence of the second paragraph to remove “Term End Date”.
Response: Revised as requested.
29.	In the second sentence of the second bullet under the second paragraph, please clarify that “Buffers” refers to the Buffers on the Term Start Date.
Response: Revised as requested.
Changes to Caps and Participation Rates, and Temporary Unavailability of Index Options (Pages 22-23)
30.
In order to add new Index Options to this Registration Statement in the future, you need to state the minimum Buffer you could declare for any new Index Options you add to the prospectus in the future. Otherwise adding a new Index Option will require a new Registration Statement.

Response: Revised as requested.
31.	Please revise and simplify the third sentence of the third paragraph on page 22 as it is confusing. This comment also applies to corresponding language on page 31.
Response: We replaced this entire sentence with the following:
"If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the Issue Date, you will receive the initial rates that were available on the Issue Date."
32.
Please revise the sixth sentence of the third paragraph on page 22 to clarify if the Contract is cancelled after the free look period what is received and which charges, including the Daily Adjustment, apply. This comment also applies to corresponding language on page 31.

Response: Revised as requested.
33.	Please revise the first sentence of the fourth paragraph on page 22 to add “subject to the guaranteed minimums”.
Response: Revised as requested.

34.	In the fourth paragraph on page 22, please delete the text following the first sentence if it is repeated elsewhere; otherwise, move it out of the Risk Factors section.
Response: Revised as requested.
35.	In the fifth paragraph on page 22, please move the last sentence to the next paragraph.
Response: Revised as requested.
36.	Please move the shaded box on page 23 out of Risk Factors Section.
Response: Revised as requested.
37.	In the third sub-bullet under the second bullet in the shaded box on page 23, please align this text with the corresponding text on page 22.
Response: Revised as requested.
38.
In the third sub-bullet under the second bullet in the shaded box on page 23, the language “but you are subject to a withdrawal charge” does not agree with corresponding text on page 32, which states that Contract cancellations within the free look period are not assessed a withdrawal charge. Please resolve. This comment also applies to the next following sub-bullet.

Response: Revised as requested.
39.	In the fourth sub-bullet under the second bullet in the shaded box on page 23, please align this text with the corresponding text on page 22.
Response: Revised as requested.
40.	For the last paragraph beginning on page 23, please include this concept on the cover.
Response: Revised as requested.
41.	In the text preceding the list of bullets at the top of page 24, please add “on or after the sixth Index Anniversary”.
Response: Revised as requested.
42.
Please revise last sentence of the paragraph following the list of bullets at the top of page 24, to replace “which is modified by the protection provided by the Buffers” with “because the increased protection of 20% Buffer is not available”.

Response: Revised as requested.

THE CONTRACT (Pages 25-27)
Financial Advisor Fees (Pages 26-27)
43.
In the second paragraph on page 26, in the sentence that begins with “Financial Adviser fees paid from an IRA Contract… “ please verify if the reference to “IRA Contract” should be all Qualified Contracts, or only IRA Contracts.

Response: We revised this disclosure to clarify that this applies to all IRA Contract types.
Financial Adviser Fee Deduction Example (Page 27)
44.	Please revise the second paragraph to replace “partial withdrawal privilege” with “free withdrawal privilege”.
Response: Revised as requested.
45.	Please change “adviser fee” to “adviser fee deduction” in all three bullets below the example.
Response: Revised as requested.
PURCHASING THE CONTRACT (Pages 29 -32)
Allocation of Purchase Payments and Contract Value Transfers (Pages 30-31)
46.	Please revise the disclosure in the first paragraph following the table on page 31 as per prior comments 31 and 32.
Response: Revised as requested.
47.	In the second paragraph following the table on page 31, please clarify that, to reallocate on a Term End Date, an Owner must provide transfer instructions.
Response: Revised as requested.
48.	In the fourth paragraph following the table on page 31, please add the minimum Buffer for new Index Options that you may add in the future.
Response: Revised as requested.
Free Look/Right to Examine Period (Page 32)
49.	In the second to last sentence on page 32, this disclosure does not agree with the text in the gray box on page 23. Please resolve.
Response: We clarified in the box, that has moved to section 4, Valuing Your Contract, that if the contract is canceled in the free look period we refund any previously deducted withdrawal charge.

VALUING YOUR CONTRACT (Pages 33-43)
50.	Please clarify the fourth sentence in the first paragraph under the table on page 33.
Response: We revised this to say "We pay financial adviser fees to your Financial Professional or the Financial Professional's firm upon written request... ."
Comparing Crediting Methods (Pages 35-36)
51.	Under What can change within a Crediting Method?, Index Protection NY Strategy, the third bullet, on page 36, please add the minimum Buffer for new Index Options added in future.
Response: Revised as requested.
52.	Under What can change within a Crediting Method?, Index Performance Strategy, the fourth bullet, on page 36, please clarify the Buffer that goes with each minimum Cap and Term length.
Response: Revised as requested.
53.	Under What can change within a Crediting Method?, Index Performance Strategy, the third bullet, on page 36, please add the minimum Buffer for new Index Options added in future.
Response: Revised as requested.
THE ANNUITY PHASE (Pages 54-56)
When Annuity Payment Begin (Page 56)
54.	Please remove “and your state of residence” from the first paragraph on page 54.
Response: Revised as requested.
BENEFITS AVAILABLE UNDER THE CONTRACT (Page 57-59)
Standard Benefits (No Additional Charge) Chart
55.	Waiver of Withdrawal Charge Benefit: Please delete the last bullet, “State variations may apply.”
Response: Revised as requested.
TAXES (Pages 62-70)
Payments for Financial Advisor Fees (Page 66)
56.	Regarding the disclosure that financial adviser fees “may result in a taxable distribution,” didn’t you already determine this because you are not relying on the IRA private letter ruling?
Response: As indicated in section 1, The Contract - Financial Adviser Fees, payment of financial adviser fees from any type of IRA Contract will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for payment of the financial adviser fee. This tax advantaged treatment, however, is not available on this product to Non-Qualified Contract Owners. Currently, the only product we offer that allows payment of financial adviser fees to not be treated as a taxable withdrawal for Non-Qualified Contracts is our Index Advantage Income ADV product, which does not pay a commission.
57.	Please delete from the second sentence “since federal and/or state taxing authorities could determine that such fees should be treated as taxable distributions.”
Response: Revised as requested.
Distributions Upon The Owner’s Death (Or Annuitant’s Death If The Owner Is A Non-Individual) (Page 67)
58.	Please revise the last sentence of the third paragraph of this section to be specific to New York law.
Response: Revised as requested.
INFORMATION ON ALLIANZ LIFE OF NEW YORK (Pages 73-95)
59.	In the first paragraph on page 73 please clarify if this product is only sold in New York.
Response: Revised as requested.
Security Ownership of Certain Beneficial Owners and Management (Page 87)
60.	Please update the disclosure regarding director and executive officer security ownership.
Response: Revised as requested.
APPENDIX D – VARIABLE OPTIONS AVAILABLE UNDER THE CONTRACT (Page 102)
61.	The Risk Factors section does not include the disclosure cited in footnote 2. Please revise.
Response: We added disclosure regarding Managed Volatility Variable Option Risk to the Risk Factors section, and revised the footnote.

FOR SERVICE OR MORE INFORMATION (Page 105)
62.	Please verify if the email address for general customer service is correct.
Response: Confirmed.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453. Further, I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
By:     /s/ Erik T. Nelson
Erik T. Nelson
    Associate General Counsel, Senior Counsel

Cc:        Mark Cowan, Senior Counsel